Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combination

Note 9—Business Combination

The Company acquired 100.00% of various entities which operate under the Village Homes brand (“Village Homes”) in the Denver metropolitan area, Fort Collins, and Granby, Colorado markets on December 7, 2012. The purchase price was $33.2 million in cash and the acquisition has been accounted for as a business combination in accordance with FASB ASC Topic 805, Business Combinations. Village Homes immediately began operating as a division of the Company, as its Colorado segment. The Village Homes brand was established in 1984 and has been a leading developer and builder of move-up homes, selling more than 10,000 homes in the Denver area over the past 25 years. The acquisition of Village Homes allowed the Company to expand into the Denver market, one of the largest and fastest growing housing markets in the United States, adding a fifth region while diversifying the Company’s existing portfolio. The acquisition eliminated lead-time and start-up costs of expanding into a new market, and provided a platform that can grow significantly without the need for additional general and administrative expenses.

The assets and liabilities acquired through the purchase of Village Homes were as follows (in thousands):

Real estate inventories owned	$32,923
Other assets, net	1,463
Intangibles	907
Receivables	70
Accounts payable	(1,029)
Accrued expenses	(1,133)

Cash paid for acquisitions, net	$33,201

For the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the below unaudited pro forma information has been prepared to give effect to the Village Homes acquisition as if it occurred on January 1, 2012 (in thousands except number of shares and per share data):

	(unaudited)
	Successor		Predecessor
	Three Months Ended September 30, 2012	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012
Revenues	$104,479	$283,090	$28,521
Net (loss) income available to common stockholders	$(872)	$(9,267)	$227,912
(Loss) income per common share, basic and diluted	$(0.07)	$(0.79)	$227,912
Weighted average common shares outstanding, basic and diluted	12,408,263	11,716,413	1,000

The pro forma results are not necessarily indicative of the operating results that would have been obtained had the acquisitions occurred at the beginning of the periods presented, nor are they necessarily indicative of future operating results.

Note 14—Business Combination

The Company acquired 100% of various entities which operate under the Village Homes brand (“Village Homes”) in the Denver metropolitan area, Fort Collins, and Granby, Colorado markets on December 7, 2012. The purchase price was $33.2 million in cash and the acquisition has been accounted for as a business combination in accordance with FASB ASC Topic 805, Business Combinations. Village Homes immediately began operating as a division of the Company, as its Colorado segment. The Village Homes brand was established in 1984 and has been a leading developer and builder of move-up homes, selling more than 10,000 homes in the Denver area over the past 25 years. The acquisition of Village Homes allowed the Company to expand into the Denver market, one of the largest and fastest growing housing markets in the United States, adding a fifth region while diversifying the Company’s existing portfolio. The acquisition eliminated lead-time and start-up costs of expanding into a new market, and provided a platform that can grow significantly without the need for additional general and administrative expenses.

The assets and liabilities acquired through the purchase of Village Homes were as follows (in thousands):

Real estate inventories owned	$32,923
Other assets, net	1,463
Intangibles	907
Receivables	70
Accounts payable	(1,029)
Accrued expenses	(1,133)

Cash paid for acquisitions, net	$33,201

In connection with the acquisition of Village Homes, the Company incurred acquisition related expenses of $0.2 million which are included in general and administrative expense in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

Since acquisition, Village Homes contributed $5.4 million in home sales revenue and $0.01 million in net income which is included in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

For the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011, the below unaudited pro forma information has been prepared to give effect to the Village Homes acquisition as if it occurred on January 1, 2011 (in thousands except number of shares and per share data):

	(unaudited)
	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31, 2011
Revenue	$405,635	$28,521	$261,933
Net (loss) income available to common stockholders	$(9,617)	$228,074	$(189,457)
(Loss) income per common share, basic and diluted	$(0.09)	$228,074	$(189,457)
Weighted average common shares outstanding, basic and diluted	103,037,842	1,000	1,000

The pro forma results are not necessarily indicative of the operating results that would have been obtained had the acquisitions occurred at the beginning of the periods presented, nor are they necessarily indicative of future operating results.